Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Non-current	R$ 143,723	R$ 42,778
2022
Loans and borrowings
Non-current	0	18,167
2023
Loans and borrowings
Non-current	70,305	16,918
2024
Loans and borrowings
Non-current	53,721	7,693
2025
Loans and borrowings
Non-current	18,797	0
After 2026
Loans and borrowings
Non-current	R$ 900	R$ 0